BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
BORROWINGS
Schedule of short term borrowings

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Other borrowing	13,850	—	—

Schedule of long term borrowings

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Long-term bank loan	372,926	320,000	45,965

Less: current portion	(58,355)	(320,000)	(45,965)

Total	314,571	—	—